RECENTLY ISSUED ACCOUNTING STANDARDS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Stockholders' equity	$ 1,368,756	$ 1,513,391	$ 1,523,512
Accumulated Deficit [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Stockholders' equity	$ (366,722)	(228,704)	$ (267,744)	$ (351,903)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Deficit [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Stockholders' equity		$ (220)